PROPERTY AND EQUIPMENT, NET - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Property, Plant and Equipment [Line Items]
Depreciation	$ 98,307	$ 89,151	$ 74,907
Equipment, Internal Use Software and Leasehold Improvements
Property, Plant and Equipment [Line Items]
Reduction in costs	3,781	325,346
Reduction in accumulated depreciation	$ 3,781	$ 325,346